Filed pursuant to Rule 497(a)(1)

File No. 333-157217

Rule 482ad

KEATING CAPITAL, INC.

Equity Partners for Companies Primed to Become Public™

Executive Summary

August 2009

Keating Capital, Inc. is a business development company that makes minority, non-controlling equity investments in private businesses that are seeking growth capital and are committed to, and capable of, becoming public.

Alternative Equity Alternative equity investments are managed assets that are generally accessible only to wealthy investors and that typically have low correlations to traditional categories of investments, like stocks and bonds. Alternative equity investments are generally designed to help investors diversify their portfolios and potentially manage risk exposure more effectively, and/or to enhance return. Keating Capital believes alternative equity investments such as venture capital and private equity are typically added to institutional portfolios to increase return.

Opportunity Research shows that publicly traded companies are potentially valued higher than comparable private company peers because investors are generally willing to pay a premium for liquidity. Investors willing to accept illiquidity in the form of a private, pre-IPO investment can attempt to capture the potential valuation differential once a company becomes publicly traded.

Objective Keating Capital intends to maximize capital appreciation while generating current income from its portfolio investments. Keating Capital intends to achieve this through two distinct events:

1) A potential increase in valuation as a result of portfolio companies going public; and
2) Potential earnings growth as a result of an infusion of equity capital in portfolio companies.

Strategy Keating Capital intends to create a pool of capital that is fundamental, patient and uniquely dedicated to making pre-IPO investments. Keating Capital believes that there is limited competition in the current economic environment from banks, PIPE funds or hedge funds that might otherwise be providers of this type of transitional capital. Keating Capital's goal is to be a "go to" source of capital for private companies seeking pre-IPO financing.

Adviser Keating Investments, LLC, an SEC-registered investment adviser, has a 13-year track record of investing in and working with micro-cap public companies and has assisted 20 companies in achieving public company status.

Benefits Keating Capital offers a transparent way of potentially enhancing portfolio returns. Keating Capital intends to apply for a Nasdaq Capital Market listing within six months after the conclusion of its public offering. There can be no assurance that Keating Capital will be successful in obtaining a listing of its shares on the Nasdaq Capital Market in the manner or within the timeframe it proposes, if at all.

Why Invest? Keating Capital intends to provide its shareholders an opportunity to participate in the potential increase in value that can occur as portfolio companies transition from private to public status and potential accelerated earnings growth following an infusion of capital. Keating Capital believes that it has a systematic, identifiable and quantifiable source of generating capital gains on its investments over an average three-year anticipated holding period for each investment. To the extent available, Keating Capital intends to distribute current income from its portfolio to investors in the form of quarterly dividends.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus.

This sales and advertising literature does not constitute an offer to sell or a solicitation of an offer to buy the securities described herein, nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of Keating Capital, Inc. before investing. The offering may be made only by means of a prospectus, copies of which must accompany or precede this literature. No offering is made to New York residents except by a prospectus filed with the Department of Law of the State of New York. The attorney general of the State of New York has not passed on or endorsed the merits of this offering. Any representation to the contrary is unlawful. An investment in Keating Capital, Inc. is subject to significant risks. A detailed description of the risk factors involved in an investment in Keating Capital, Inc. may be found in the section of the prospectus entitled “Risk Factors.” You should read and understand all of these risk factors before making your decision to invest in shares of Keating Capital, Inc.’s common stock.  Current market conditions have adversely affected the capital markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular.   We have not identified any of the portfolio companies in which we will invest the net proceeds of this offering and, as a result, we may be deemed to be a “blind pool” investment company until such time as we begin making investments in portfolio companies.  The potential for Keating Investments to earn incentive fees under the Investment Advisory and Administrative Services Agreement may create incentive for it to enter into investments that are riskier or more speculative than would otherwise be the case.  Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of losses suffered by a few of these investments.  We expect to concentrate our investments in micro−cap companies, which are subject to many risks, including periodic downturns.  We are a recently-formed company with no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective.  Our investment adviser and its management have no prior experience managing a business development company.  A significant portion of our portfolio will be recorded at fair value as determined in good faith by our Board of Directors and, as a result, there will be uncertainty as to the value of our portfolio investments.  We will remain subject to corporate-level income tax if we are unable to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, or the Code.  Keating Investments and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our stockholders.  As a result of the annual distribution requirement to qualify as a RIC, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all.  The amount of any distributions we may make is uncertain. We may not be able to pay you distributions, and our distributions may not grow over time.  There is currently no public market for shares of our common stock, and we may be unable to obtain a listing of our shares on the Nasdaq Capital Market or the OTC Bulletin Board within our proposed timeframe. As a result, it may be difficult for you to sell your shares.  After meeting the minimum offering amount, the purchase price at which you purchase shares will be determined at each monthly closing date. As a result, your purchase price may be higher than the prior monthly closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior monthly closing price.  This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.The shares will be offered to the public through Andrews Securities, LLC, which will act as the dealer manager, and through other selected dealers that are members of FINRA. Securities are not FDIC-insured, nor bank guaranteed, and may lose value. Broker-dealers are reminded that com¬munications sent or delivered to any person must be accompanied or preceded by a prospectus in accordance with the Securities Act of 1933, as amended. This is neither an offer to sell or a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. For more information please contact Andrews Securities, LLC, 5251 DTC Parkway, Suite 1090, Greenwood Village, CO 80111, Attn: Jeff L. Andrews, 888-319-DREW (3739).